Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Related Party Transaction [Line Items]
Reinsurance balances receivable		$ 3,342,612	$ 3,063,153
Non-life reserves		12,725,631	12,047,792
Life and health reserves		2,510,293	2,638,086
Unearned premiums		2,745,371	2,501,161
Private equity funds | Exor
Related Party Transaction [Line Items]
Investment carrying value		396,000
Public equity funds | Exor
Related Party Transaction [Line Items]
Investment carrying value		422,000
Majority Shareholder | Exor
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement		184	350	$ 500
Majority Shareholder | Real estate services | Exor
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement		265	433	310
Majority Shareholder | Investment advisory services | Exor
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement		3,900	2,600
Related Party Advisory Services Agreement			175	259
Majority Shareholder | Underwriting Activities | Covea
Related Party Transaction [Line Items]
Reinsurance balances receivable		3,169
Non-life reserves		95,013
Life and health reserves		1,175
Unearned premiums		571
Majority Shareholder | Private equity funds | Exor
Related Party Transaction [Line Items]
Investment carrying value			468,000
Net realized and unrealized gain (loss) on related party investment	$ 34,000	72,000	115,000
Majority Shareholder | Other invested assets | Exor
Related Party Transaction [Line Items]
Investment carrying value			51,000
Transaction amount			51,000
Majority Shareholder | Public equity funds | Exor
Related Party Transaction [Line Items]
Investment carrying value			1,154,000
Payments to acquire investments					$ 500,000
Transaction amount	772,000
Net realized and unrealized gain (loss) on related party investment	24,000	40,000	115,000	91,000
Realized gain (loss) on related party investment	$ 450,000
Retained earnings
Related Party Transaction [Line Items]
Dividends on common shares		177,894	106,667	$ 50,000
Retained earnings | Majority Shareholder | Exor
Related Party Transaction [Line Items]
Dividends on common shares		$ 178,000	$ 107,000